UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Point Bridge America First ETF
MAGA (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Point Bridge America First ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.investpolitically.com/investor-materials/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Point Bridge America First ETF	$37	0.72%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,529,377
Number of Holdings	151
Net Advisory Fee	$114,486
Portfolio Turnover	8%
30-Day SEC Yield	1.49%
30-Day SEC Yield Unsubsidized	1.49%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Financial	22.4%
Industrial	17.2%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	14.1%
Energy	12.1%
Utilities	10.2%
Basic Materials	6.0%
Technology	1.8%
Communications	1.1%
Cash & Other	0.1%

Top 10 Issuers	(% of Net Assets)
HEICO Corp.	1.3%
Lennar Corp.	1.1%
Southwest Airlines Co.	0.9%
Dollar General Corp.	0.9%
Eli Lilly & Co.	0.8%
Dollar Tree, Inc.	0.8%
Delta Air Lines, Inc.	0.8%
Targa Resources Corp.	0.8%
First Citizens BancShares, Inc.	0.8%
Cooper Cos., Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.investpolitically.com/investor-materials/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Point Bridge Capital, LLC documents not be householded, please contact Point Bridge Capital, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Point Bridge Capital, LLC or your financial intermediary.
Point Bridge America First ETF	PAGE 1	TSR-SAR-26922A628

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Point Bridge America First ETF (Ticker: MAGA)
Semi-Annual Financial Statements and Additional Information
December 31, 2025
(Unaudited)

POINT BRIDGE AMERICA FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace/Defense - 3.3%
General Dynamics Corp.	563	$189,540
HEICO Corp.	611	197,713
HEICO Corp. - Class A	783	197,653
Howmet Aerospace, Inc.	942	193,129
L3Harris Technologies, Inc.	671	196,985
		975,020
Agriculture - 1.3%
Altria Group, Inc.	3,439	198,293
Archer-Daniels-Midland Co.	3,203	184,140
		382,433
Airlines - 1.7%
Delta Air Lines, Inc.	3,379	234,503
Southwest Airlines Co.	6,398	264,429
		498,932
Auto Manufacturers - 1.4%
PACCAR, Inc.	1,971	215,844
Tesla, Inc.(a)	425	191,131
		406,975
Banks - 5.1%
Bank of America Corp.	3,627	199,485
First Citizens BancShares, Inc. - Class A	107	229,641
Goldman Sachs Group, Inc.	246	216,234
Huntington Bancshares, Inc.	12,556	217,847
PNC Financial Services Group, Inc.	1,062	221,672
Regions Financial Corp.	8,011	217,098
Truist Financial Corp.	4,344	213,768
		1,515,745
Beverages - 1.4%
Keurig Dr Pepper, Inc.	7,138	199,935
Monster Beverage Corp.(a)	2,901	222,420
		422,355
Biotechnology - 2.1%
Amgen, Inc.	650	212,751
Corteva, Inc.	3,156	211,547
Illumina, Inc.(a)	1,570	205,921
		630,219
Building Materials - 3.8%
Builders FirstSource, Inc.(a)	1,669	171,723
Carlisle Cos., Inc.	597	190,957
CRH PLC	1,628	203,174
Martin Marietta Materials, Inc.	317	197,383
Trane Technologies PLC	433	168,524
Vulcan Materials Co.	670	191,097
		1,122,858
Chemicals - 3.2%
CF Industries Holdings, Inc.	2,328	180,047
Dow, Inc.	8,129	190,056
Ecolab, Inc.	757	198,728

	Shares	Value
LyondellBasell Industries NV - Class A	4,176	$180,821
Sherwin-Williams Co.	562	182,105
		931,757
Commercial Services - 3.3%
Cintas Corp.	1,058	198,978
Equifax, Inc.	919	199,405
Rollins, Inc.	3,365	201,967
TransUnion	2,388	204,771
United Rentals, Inc.	223	180,478
		985,599
Distribution/Wholesale - 1.8%
Copart, Inc.(a)	4,508	176,488
Fastenal Co.	4,711	189,052
Watsco, Inc.	527	177,573
		543,113
Diversified Financial Services - 5.4%
Blue Owl Capital, Inc.	12,293	183,658
Charles Schwab Corp.	2,051	204,915
Interactive Brokers Group, Inc. - Class A	2,756	177,238
Intercontinental Exchange, Inc.	1,326	214,759
LPL Financial Holdings, Inc.	514	183,585
Rocket Cos., Inc. - Class A	11,633	225,215
Synchrony Financial	2,607	217,502
T Rowe Price Group, Inc.	1,891	193,601
		1,600,473
Electric - 8.2%
Alliant Energy Corp.	2,902	188,659
Ameren Corp.	1,901	189,834
American Electric Power Co., Inc.	1,612	185,880
CenterPoint Energy, Inc.	5,070	194,384
Constellation Energy Corp.	515	181,934
Dominion Energy, Inc.	3,303	193,523
Duke Energy Corp.	1,560	182,847
Entergy Corp.	2,018	186,524
Evergy, Inc.	2,524	182,965
FirstEnergy Corp.	4,230	189,377
PPL Corp.	5,309	185,921
Southern Co.	2,061	179,719
Vistra Corp.	1,030	166,170
		2,407,737
Electronics - 1.2%
Garmin Ltd.	907	183,985
Hubbell, Inc.	413	183,417
		367,402
Engineering & Construction - 0.6%
EMCOR Group, Inc.	287	175,584
Food - 2.0%
Kroger Co.	3,047	190,377
Sysco Corp.	2,610	192,331
Tyson Foods, Inc. - Class A	3,771	221,056
		603,764

The accompanying notes are an integral part of these financial statements.

1

POINT BRIDGE AMERICA FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Forest Products & Paper - 0.7%
International Paper Co.	5,017	$197,620
Gas - 1.3%
Atmos Energy Corp.	1,129	189,254
NiSource, Inc.	4,604	192,263
		381,517
Healthcare-Products - 2.0%
Abbott Laboratories	1,569	196,580
Cooper Cos., Inc.(a)	2,773	227,275
Zimmer Biomet Holdings, Inc.	1,928	173,366
		597,221
Healthcare-Services - 0.7%
HCA Healthcare, Inc.	422	197,015
Home Builders - 2.4%
DR Horton, Inc.	1,300	187,239
Lennar Corp. - Class A	1,566	160,985
Lennar Corp. - Class B	1,643	156,282
NVR, Inc.(a)	27	196,905
		701,411
Household Products/Wares - 0.6%
Kimberly-Clark Corp.	1,620	163,442
Insurance - 4.1%
Berkshire Hathaway, Inc. - Class B(a)	406	204,076
Cincinnati Financial Corp.	1,254	204,803
Markel Group, Inc.(a)	99	212,815
Principal Financial Group, Inc.	2,307	203,501
Ryan Specialty Holdings, Inc.	3,538	182,667
Travelers Cos., Inc.	722	209,423
		1,217,285
Internet - 0.5%
Robinhood Markets, Inc. - Class A(a)	1,321	149,405
Iron/Steel - 2.1%
Nucor Corp.	1,292	210,738
Reliance, Inc.	687	198,454
Steel Dynamics, Inc.	1,237	209,610
		618,802
Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	336	192,484
Machinery-Diversified - 1.4%
Deere & Co.	420	195,539
Westinghouse Air Brake Technologies Corp.	949	202,564
		398,103
Miscellaneous Manufacturing - 0.5%
Axon Enterprise, Inc.(a)	265	150,501

	Shares	Value
Oil & Gas - 8.6%
Chevron Corp.	1,230	$187,464
ConocoPhillips	2,182	204,257
Coterra Energy, Inc.	8,194	215,666
Devon Energy Corp.	5,966	218,534
Diamondback Energy, Inc.	1,354	203,547
EOG Resources, Inc.	1,832	192,378
EQT Corp.	3,618	193,925
Expand Energy Corp.	1,877	207,146
Exxon Mobil Corp.	1,696	204,097
Marathon Petroleum Corp.	995	161,817
Occidental Petroleum Corp.	4,706	193,511
Phillips 66	1,424	183,753
Valero Energy Corp.	1,144	186,232
		2,552,327
Packaging & Containers - 1.4%
Amcor PLC	24,538	204,647
Packaging Corp. of America	991	204,374
		409,021
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	4,208	226,980
Eli Lilly & Co.	225	241,803
		468,783
Pipelines - 3.5%
Cheniere Energy, Inc.	915	177,867
Kinder Morgan, Inc.	7,402	203,481
ONEOK, Inc.	2,894	212,709
Targa Resources Corp.	1,259	232,286
Williams Cos., Inc.	3,350	201,368
		1,027,711
Private Equity - 0.7%
Blackstone, Inc.	1,322	203,773
Real Estate - 1.3%
CBRE Group, Inc. - Class A(a)	1,272	204,525
CoStar Group, Inc.(a)	2,818	189,482
		394,007
REITS - 5.8%
Digital Realty Trust, Inc.	1,138	176,060
Extra Space Storage, Inc.	1,452	189,079
Invitation Homes, Inc.	6,887	191,390
Prologis, Inc.	1,563	199,532
Public Storage	696	180,612
SBA Communications Corp.	1,013	195,945
VICI Properties, Inc.	6,464	181,768
Welltower, Inc.	1,071	198,788
Weyerhaeuser Co.	8,429	199,683
		1,712,857
Retail - 6.8%
AutoZone, Inc.(a)	53	179,749
Dollar General Corp.	1,965	260,893
Dollar Tree, Inc.(a)	1,955	240,485

The accompanying notes are an integral part of these financial statements.

2

POINT BRIDGE AMERICA FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - (Continued)
Ferguson Enterprises, Inc.	781	$173,874
Genuine Parts Co.	1,523	187,268
Home Depot, Inc.	511	175,835
O’Reilly Automotive, Inc.(a)	2,053	187,254
Tractor Supply Co.	3,583	179,186
Walmart, Inc.	1,916	213,462
Yum! Brands, Inc.	1,403	212,246
		2,010,252
Software - 1.8%
Bentley Systems, Inc. - Class B	3,814	145,561
Fidelity National Information Services, Inc.	3,101	206,092
Roper Technologies, Inc.	435	193,632
		545,285
Telecommunications - 0.6%
Motorola Solutions, Inc.	477	182,844
Transportation - 4.3%
CSX Corp.	5,382	195,097
FedEx Corp.	764	220,689
JB Hunt Transport Services, Inc.	1,148	223,102
Old Dominion Freight Line, Inc.	1,381	216,541
Union Pacific Corp.	880	203,562
United Parcel Service, Inc. - Class B	2,011	199,471
		1,258,462
Water - 0.7%
American Water Works Co., Inc.	1,510	197,055
TOTAL COMMON STOCKS (Cost $26,520,693)		29,497,149
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67%(b)	18,389	18,389
TOTAL MONEY MARKET FUNDS (Cost $18,389)		18,389
TOTAL INVESTMENTS - 100.0% (Cost $26,539,082)		$29,515,538
Other Assets in Excess of Liabilities - 0.0%(c)		13,839
TOTAL NET ASSETS - 100.0%		$29,529,377

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

POINT BRIDGE AMERICA FIRST ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$29,515,538
Dividends receivable	32,310
Total assets	29,547,848
LIABILITIES:
Payable to Adviser	18,471
Total liabilities	18,471
NET ASSETS	$29,529,377
Net Assets Consists of:
Paid-in capital	$28,980,069
Total distributable earnings	549,308
Total net assets	$29,529,377
Net assets	$29,529,377
Shares issued and outstanding(a)	575,000
Net asset value per share	$51.36
Cost:
Investments, at cost	$26,539,082

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

Point Bridge America First ETF
Statement of Operations
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$346,047
Less: issuance fees	(8)
Total investment income	346,039
EXPENSES:
Investment advisory fee	114,486
Total expenses	114,486
NET INVESTMENT INCOME	231,553
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(381,597)
In-kind redemptions	1,529,229
Net realized gain (loss)	1,147,632
Net change in unrealized appreciation (depreciation) on:
Investments	(171,376)
Net change in unrealized appreciation (depreciation)	(171,376)
Net realized and unrealized gain (loss)	976,256
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,207,809

The accompanying notes are an integral part of these financial statements.

5

POINT BRIDGE AMERICA FIRST ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$231,553	$401,859
Net realized gain (loss)	1,147,632	2,844,663
Net change in unrealized appreciation (depreciation)	(171,376)	(38,668)
Net increase (decrease) in net assets from operations	1,207,809	3,207,854
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(474,962)	(308,120)
Total distributions to shareholders	(474,962)	(308,120)
CAPITAL TRANSACTIONS:
Shares sold	2,555,652	18,416,978
Shares redeemed	(5,124,430)	(11,017,035)
Net increase (decrease) in net assets from capital transactions	(2,568,778)	7,399,943
Net increase (decrease) in net assets	(1,835,931)	10,299,677
NET ASSETS:
Beginning of the period	31,365,308	21,065,631
End of the period	$29,529,377	$31,365,308
SHARES TRANSACTIONS
Shares sold	50,000	375,000
Shares redeemed	(100,000)	(225,000)
Total increase (decrease) in shares outstanding	(50,000)	150,000

The accompanying notes are an integral part of these financial statements.

6

POINT BRIDGE AMERICA FIRST ETF
FINANCIAL HIGHLIGHTS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$50.18	$44.35	$39.09	$35.82	$36.22	$24.01
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.38	0.72	0.69	0.60	0.52	0.47
Net realized and unrealized gain (loss) on investments(b)	1.63	5.67	5.24	3.18	(0.65)	12.51
Total from investment operations	2.01	6.39	5.93	3.78	(0.13)	12.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.56)	(0.67)	(0.51)	(0.27)	(0.77)
Total distributions	(0.83)	(0.56)	(0.67)	(0.51)	(0.27)	(0.77)
Net asset value, end of period	$51.36	$50.18	$44.35	$39.09	$35.82	$36.22
Total return(c)	3.97%	14.49%	15.30%	10.57%	−0.41%	54.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,529	$31,365	$21,066	$18,567	$15,223	$12,679
Ratio of expenses to average net assets(d)	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets(d)	1.46%	1.50%	1.66%	1.59%	1.36%	1.54%
Portfolio turnover rate(c)(e)	8%	40%	26%	36%	47%	68%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

POINT BRIDGE AMERICA FIRST ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Point Bridge America First ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge America First Index (the “Index”). The Fund commenced operations on September 6, 2017.
The end of the reporting period for the Fund is December 31, 2025. The current fiscal period is the period from July 1, 2025 through December 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

8

POINT BRIDGE AMERICA FIRST ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,497,149	$—	$—	$29,497,149
Money Market Funds	18,389	—	—	18,389
Total Investments	$29,515,538	$—	$—	$29,515,538

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.

Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received.
Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year

9

POINT BRIDGE AMERICA FIRST ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for redemptions in-kind. During the fiscal year ended June 30, 2025, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(3,888,350)	$3,888,350

J.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Hal Lambert and Ryan Marhoefer, who collectively serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Plan of Reorganization. The Board of Trustees of ETF Series Solutions has approved an Agreement and Plan of Reorganization providing for the reorganization of the Point Bridge America First ETF (the “Target Fund”), a series of ETF Series Solutions, into the Truth Social America First ETF (the “Acquiring Fund”), a newly created series of Truth Social Funds, with an investment objective and investment strategies similar to those of the Target Fund. The reorganization is subject to certain conditions including approval by shareholders of the Target Fund. Shareholders of record of the Target Fund will receive proxy materials soliciting their vote with respect to the proposed reorganization. The reorganization is pending approval by the Target Fund’s shareholders.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

10

POINT BRIDGE AMERICA FIRST ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Advisory, LLC, doing business as Vident Asset Management, (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $2,462,118 and $2,744,133, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $2,545,384 and $5,020,611, respectively.
NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of June 30, 2025, were as follows:

Tax cost of investments	$29,028,396
Gross tax unrealized appreciation	$4,038,788
Gross tax unrealized depreciation	(1,720,241)
Net tax unrealized appreciation (depreciation)	2,318,547
Undistributed ordinary income	234,623
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(2,736,709)
Distributable earnings (accumulated deficit)	$(183,539)

The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.

11

POINT BRIDGE AMERICA FIRST ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2025 the Fund did not elect to defer any Post-October losses or late-year ordinary losses.
As of June 30, 2025, the Fund had a short-term capital loss carryforward of $657,590 and a long-term capital loss carryforward of $2,079,119. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2025 and June 30, 2024 was $308,120 and $316,863, respectively, of ordinary income.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

12

Point Bridge America First ETF
FEDERAL Tax Information (Unaudited)
For the fiscal year ended June 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2025 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

13

Point Bridge America First ETF
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

14

Point Bridge America First ETF (MAGA)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Point Bridge Capital, LLC (the “Adviser”) and the Trust, on behalf of Point Bridge America First ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via video conference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as the Fund’s investment adviser, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Adviser serves as index provider to the Fund, and the Fund tracks an index created by the Adviser and based on the Adviser’s intellectual property.
Historical Performance. The Trustees next considered the Fund’s performance. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended March 31, 2025, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund outperformed its broad-based benchmark, the S&P 500 Total Return Index, over the five-year period as well as the

15

Point Bridge America First ETF (MAGA)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
three-, six- and nine-month periods, but the Fund underperformed the same benchmark over the one-year, three-year, and since inceptions periods. In comparing their returns, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of U.S. companies whose employees and political action committees are highly supportive of Republican Candidates and Committees (as defined by the index).
In addition, the Board observed that information regarding the Fund’s past investment performance for periods ended March 31, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – US Fund Mid-Cap Value (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include index-based funds with similar political themes. The Board noted, however, that the Adviser only selected two funds as primary competitors for inclusion in its Selected Peer Group.
The Board then noted that for the one-, three-, and five-year periods ended March 31, 2025, the Fund outperformed the median return of funds in its Peer Group and Category Peer Group. The Board also considered that the Fund underperformed both of the two funds in its Selected Peer Group over the three-year period, but outperformed one such fund over the one-year period while slightly underperforming the other fund. The Board further considered that neither of the peer funds in its Selected Peer Group had five-year track records.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board then compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

16

Point Bridge America First ETF (MAGA)
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 8-9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Point Bridge Capital, LLC (the “Adviser”), the Trust, on behalf of Point Bridge America First ETF (the “Fund”), and Vident Advisory, LLC d/b/a Vident Asset Management (the “Sub-Adviser”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of the Fund relative to its underlying index and benchmark; (iii) the cost of the services provided and the profits realized by the Sub-Adviser or its affiliates from services rendered to the Fund as well as the estimated costs of providing such services under the Sub-Advisory Agreement; (iv) a fee analysis comparing the Fund’s sub-advisory fee to those of other accounts managed by the Sub-Adviser and similar ETFs in the market; (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Fund as well as other series of the Trust, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment advisory and sub-advisory services to other series of the Trust, and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its advisory services to those funds. Additionally, at the Meeting, Sub-Adviser representatives provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations.
The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including the Adviser’s 15(c) presentation at the July 9-10, 2025 Board meeting, and deliberated, in light of this information, on the approval of the continuation of the Sub-Advisory Agreement.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Fund’s assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

17

Point Bridge America First ETF (MAGA)
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
Historical Performance. The Trustees next considered the Fund’s performance, noting that they had recently undertaken a comprehensive review of such matters at the Board’s July 9-10, 2025 meeting. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index, before fees and expenses. The Board noted that, for each of the one-, three-, five-year, and since inception periods ended June 30, 2025, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner.
The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500 Index, over each of the one-year, three-year, and since inception periods ended June 30, 2025, but outperformed its benchmark over the five-year period. The Board considered, however, that whereas the benchmark index provides an indication of the overall performance of U.S. large-cap companies, the Fund seeks to track an underlying index that tracks the performance of U.S. companies whose employees and political action committees are highly supportive of Republican Candidates and Committees (as defined by the index).
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees are competitive with those paid by other accounts managed by the Sub-Adviser as well as those charged by similar ETFs in the market. The Board then noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account analyses of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee includes asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from the existing sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/9/2026

* Print the name and title of each signing officer under his or her signature.